Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 147,488,884	$ 164,659,880
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	64,563,752	73,481,714
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	11,621,141	15,191,880
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	59,643,273	63,622,327
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	11,591,851	12,265,769
USA [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	46,484	70,498
Europe [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	21,257	24,383
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 1,126	$ 3,309